Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
15.	LEASES
On July 1, 2014, BioTE Medical entered into a contract to lease office space in the Las Colinas Business Center in Irving, TX. Subsequent to execution of the contract, the Company revised the lease to include additional space and extend the lease term through June 30, 2023. On November 1, 2022, the Company executed an extension of lease office space to extend through November 30, 2028. This extension included an additional 3,700 square feet of space that would be available for use in December of 2023, which would be included in monthly rent payments at this date accordingly.

The Company recognizes operating lease costs on a straight-line basis over the lease term within Selling, general and administrative expense in the consolidated statements of income (loss) and comprehensive income (loss). The following table contains a summary of the operating lease costs recognized under ASC 842 and supplemental cash flow information for leases:

	Year Ended December 31,
	2023	2022
Fixed lease expense	$429	$278

Total lease cost	$429	$278

Other information:
Cash paid for amounts included in the measurement of lease liabilities	$324	$257
Right-of-use assets obtained in exchange for new operating lease liabilities	$324	$1,936
The following table summarizes the balance sheet classification of the Company’s operating leases, amounts of ROU assets and lease liabilities, the weighted average remaining lease term, and the weighted average discount rate for the Company’s operating leases:

	December 31,
(in thousands)	2023	2022
Lease assets
Operating lease right-of-use assets	$1,877	$2,052

Total lease assets	$1,877	$2,052

Lease liabilities
Current:
Operating lease liabilities	$311	$165
Non-current:
Operating lease liabilities	1,680	1,927

Total lease liabilities	$1,991	$2,092

Weighted-average remaining lease term—operating leases (years)	4.92	5.92
Weighted-average discount rate—operating leases	8.31%	8.48%
The following table summarizes the payments by date for the Company’s operating lease, which is then reconciled to the Company’s total lease obligation:

As of December 31,	(in thousands)
2024	462
2025	478
2026	494
2027	511
2028	484
Thereafter	—

Total lease payments	2,429
Less: Interest	(438)

Present value of lease liabilities	$1,991